Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
C000194896_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.93%
C000194896_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.00%
C000194896_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.79%
C000209805_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.93%
C000209805_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.00%
C000209805_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.51%
C000194895_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.93%
C000194895_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.00%
C000194895_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.79%
C000209804_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000209804_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.47%
C000209804_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.79%
C000194896_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.41%
C000194896_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.27%
C000194896_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.70%
C000194896_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.76%
C000194896_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.81%
C000194896_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%
C000209805_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.49%
C000209805_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.54%
C000209805_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.15%
C000209805_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.92%
C000209805_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.02%
C000209805_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.65%
C000194895_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.25%
C000194895_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.60%
C000194895_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.40%
C000194895_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.64%
C000194895_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.10%
C000194895_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.85%
C000209804_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.47%
C000209804_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.77%
C000209804_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.67%
C000209804_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.21%
C000209804_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.79%
C000209804_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.63%